SHARE CAPITAL (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options			$ 42,500	$ 15,000
Proceeds from exercise of warrants				24,000
Weighted average remaining life of stock options outstanding			3 years 1 month 6 days		3 years 1 month 17 days
Share based compensation	$ 304,328	$ 58,354	$ 560,847	$ 88,522
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			10.00%
Stock option vest term			10 years
Incentive share purchase option plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			25.00%
Issued share capital 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option	400,000		400,000		909,400
Proceeds from exercise of options			$ 42,500
Proceeds from exercise of warrants					$ 173,880
Issued share capital 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option					800,000
Proceeds from exercise of options					$ 80,000